Vessels,Net (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property Plant And Equipment [Table Text Block]

	2012	2011
Cost:
Beginning balance	663,412	663,412
- Disposals	(149,930)	-
- Transfers to held for sale	(55,361)	-
Ending balance	458,121	663,412

Accumulated depreciation:
Beginning balance	(94,882)	(66,040)
- Additions	(15,593)	(28,842)
- Disposals	38,333	-
- Transfers to held for sale	15,897	-
Ending balance	(56,245)	(94,882)

Impairment loss:
Beginning balance	(187,401)	-
- Additions	(145,964)	(187,401)
Ending balance	(333,365)	(187,401)

Net book value	68,511	381,129